Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended	59 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Overlay Shares Core Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Core Bond ETF NAV
Average Annual Return, Percent	10.33%		1.09%
Overlay Shares Foreign Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Foreign Equity ETF NAV
Average Annual Return, Percent	21.15%		5.19%
Overlay Shares Hedged Large Cap Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Hedged Large Cap Equity ETF NAV
Average Annual Return, Percent	19.37%	8.67%
Overlay Shares Large Cap Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Large Cap Equity ETF NAV
Average Annual Return, Percent	30.25%		16.60%
Overlay Shares Municipal Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Municipal Bond ETF NAV
Average Annual Return, Percent	8.05%		2.17%
Overlay Shares Short Term Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Short Term Bond ETF NAV
Average Annual Return, Percent	11.23%	1.80%
Overlay Shares Small Cap Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Small Cap Equity ETF NAV
Average Annual Return, Percent	20.16%		10.97%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Core Bond ETF Market
Average Annual Return, Percent	10.26%		1.09%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%		0.07%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Foreign Equity ETF Market
Average Annual Return, Percent	20.90%		5.17%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return, Percent	18.21%		7.13%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Hedged Large Cap Equity ETF Market
Average Annual Return, Percent	19.33%	8.68%
S&P 500 Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Average Annual Return, Percent	27.14%	13.31%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Large Cap Equity ETF Market
Average Annual Return, Percent	30.24%		16.61%
S&P 500 Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Average Annual Return, Percent	27.14%		15.76%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Municipal Bond ETF Market
Average Annual Return, Percent	8.12%		2.18%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		0.07%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%		1.21%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Short Term Bond ETF Market
Average Annual Return, Percent	11.28%	1.79%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(1.69%)
Bloomberg U.S. Corporate 1-5 years Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate 1-5 years Index
Average Annual Return, Percent	8.02%	1.13%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Small Cap Equity ETF Market
Average Annual Return, Percent	20.10%		10.97%
S&P 500 Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Average Annual Return, Percent	27.14%		15.76%
S&P SmallCap 600 Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index TR
Average Annual Return, Percent	17.31%		10.19%